 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER
            RECENT PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                 TOTAL RETURN/1/
                -------------------------------- -----------------------------
                                                   12 MONTHS       6 MONTHS
                  09/30/95   03/31/95   09/30/94 ENDED 09/30/95 ENDED 09/30/95
------------------------------------------------------------------------------
Class A Shares  $  21.68   $  17.11   $  18.14      30.27%          26.71%
------------------------------------------------------------------------------
Class B Shares     21.27      16.85      17.84      29.31           26.23
------------------------------------------------------------------------------
Class D Shares     21.28      16.86      17.84      29.26           26.22
------------------------------------------------------------------------------

Performance Summary Class A Shares

                      NET ASSET VALUE
                     ----------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING  ENDING  DISTRIBUTED   DIVIDENDS PAID  RETURN/1/
-------------------------------------------------------------------------------
05/22/86 - 12/31/86  $  9.25   $ 8.31            --              --  (10.16)%
-------------------------------------------------------------------------------
1987                    8.31     6.88  $   0.2265    $    0.3703     (13.10)
-------------------------------------------------------------------------------
1988                    6.88     7.70       --            0.2375      15.39
-------------------------------------------------------------------------------
1989                    7.70     9.08       --            0.2900      21.71
-------------------------------------------------------------------------------
1990                    9.08     7.73       --            0.2410     (12.33)
-------------------------------------------------------------------------------
1991                    7.73    12.55       --            0.2070      65.37
-------------------------------------------------------------------------------
1992                   12.55    17.38       --            0.0237      38.68
-------------------------------------------------------------------------------
1993                   17.38    17.22      1.8425         0.0820      10.32
-------------------------------------------------------------------------------
1994                   17.22    15.68      1.2660         0.1345      (0.75)
-------------------------------------------------------------------------------
01/01/95 - 09/30/95    15.68    21.68       --             --         38.27
-------------------------------------------------------------------------------
                                Total: $   3.3350    $    1.5860
-------------------------------------------------------------------------------
                                                CUMULATIVE TOTAL RETURN AS OF
                                                            09/30/95: 241.56%
-------------------------------------------------------------------------------

Performance Summary Class B Shares

                       NET ASSET VALUE
                     ------------------- CAPITAL GAINS                 TOTAL
PERIOD COVERED        BEGINNING   ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
--------------------------------------------------------------------------------
07/01/91 - 12/31/91  $  10.24   $ 12.56       --       $    0.0640     23.30%
--------------------------------------------------------------------------------
1992                    12.56     17.31       --             --        37.82
--------------------------------------------------------------------------------
1993                    17.31     17.04  $   1.8425         0.0571      9.57
--------------------------------------------------------------------------------
1994                    17.04     15.47      1.2660         0.0344     (1.53)
--------------------------------------------------------------------------------
01/01/95 - 09/30/95     15.47     21.27       --             --        37.49
--------------------------------------------------------------------------------
                                  Total: $   3.1085    $    0.1555
--------------------------------------------------------------------------------
                                                CUMULATIVE TOTAL RETURN AS OF
                                                            09/30/95: 152.09%
--------------------------------------------------------------------------------

Performance Summary Class D Shares

               NET ASSET VALUE
             -------------------
PERIOD                           CAPITAL GAINS                 TOTAL
COVERED       BEGINNING   ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------
07/02/92 -
   12/31/92  $  14.61   $ 17.32            --  $    0.0359     18.80%
------------------------------------------------------------------------
1993            17.32     17.03  $   1.8425         0.0691      9.52
------------------------------------------------------------------------
1994            17.03     15.48      1.2660         0.0209     (1.50)
------------------------------------------------------------------------
01/01/95 -
  09/30/95      15.48     21.28       --             --        37.47
------------------------------------------------------------------------
                          Total: $   3.1085    $    0.1259
------------------------------------------------------------------------
                                        CUMULATIVE TOTAL RETURN AS OF
                                                     09/30/95: 76.18%
------------------------------------------------------------------------

Average Annual Return

                                                    % RETURN AFTER DEDUCTING
                     % RETURN WITHOUT SALES CHARGE    MAXIMUM SALES CHARGE
                     --------------------------------------------------------
                                 CLASS                       CLASS
                     --------------------------------------------------------
                            A*       B**      D***       A*      B**     D***
-----------------------------------------------------------------------------
Twelve Months Ended
 09/30/95              30.27%    29.31%    29.26%   24.43%   24.31%   29.26%
-----------------------------------------------------------------------------
Five Years Ended
 09/30/95              31.09      N/A       N/A     29.90     N/A      N/A
-----------------------------------------------------------------------------
Commencement of
 Operations Through
 09/30/95+             14.02     24.27     19.04    13.45    24.04    19.04
-----------------------------------------------------------------------------

 /1/Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results would be lower for Class A and Class B shares if sales charges were included.
  * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
 ** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Class D shares are sold without initial or contingent deferred sales charges but bear ongoing 12b-1 distribution and service fees.
  + Commencement of operations dates are May 22, 1986, July 1, 1991 and July 2,
    1992 for Class A, Class B and Class D shares, respectively.
 The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS              SEPTEMBER 30, 1995 (UNAUDITED)


 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - 79.17%
REGIONAL BANKS - 53.29%
EASTERN REGION - 17.10%

           Delaware - 1.23%
   40,000  Wilmington Trust Corporation...........................   $ 1,180,000
                                                                     -----------
           Maine - 0.99%
  100,000  Atlantic Bancorp*......................................       950,000
                                                                     -----------
           Massachusetts - 1.50%
   19,000  BayBanks, Inc. ........................................     1,441,626
                                                                     -----------
           New Jersey - 2.78%
   32,000  Bankers Corp. .........................................       576,000
   41,250  HUBCO, Inc. ...........................................       814,689
   40,000  UJB Financial Corp. ...................................     1,280,000
                                                                     -----------
                                                                       2,670,689
                                                                     -----------
           New York - 5.99%
   40,000  The Bank of New York Company, Inc. ....................     1,860,000
   10,500  First Empire State Corporation.........................     1,995,000
   40,000  GP Financial Corp. ....................................     1,105,000
   20,000  Queens County Bancorp Inc. ............................       797,500
                                                                     -----------
                                                                       5,757,500
                                                                     -----------
           Pennsylvania - 0.92%
   26,250  First Western Bancorp, Inc. ...........................       885,939
                                                                     -----------
           Rhode Island - 1.57%
   40,000  Fleet Financial Group, Inc. ...........................     1,510,000
                                                                     -----------
           Vermont - 2.12%
   32,800  Banknorth Group, Inc. .................................     1,090,600
   37,500  Chittenden Corporation.................................       956,250
                                                                     -----------
                                                                       2,046,850
                                                                     -----------
 Total Eastern Region..............................................   16,442,604
                                                                     -----------
SOUTHERN REGION - 9.80%
           District of Columbia - 1.34%
  100,000  Riggs National Corporation*............................     1,287,500
                                                                     -----------
           Florida - 1.98%
   20,000  Barnett Banks, Inc. ...................................     1,132,500
   35,000  Seacoast Banking Corporation of Florida................       770,000
                                                                     -----------
                                                                       1,902,500
                                                                     -----------

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)  SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)
REGIONAL BANKS - (CONTINUED)
SOUTHERN REGION - (CONCLUDED)

           Georgia - 1.52%
   56,100  Synovus Financial Corp.................................   $ 1,465,614
                                                                     -----------
           Kentucky - 0.74%
   40,000  Trans Financial Bancorp, Inc...........................       710,000
                                                                     -----------
           North Carolina - 1.86%
   35,000  CCB Financial Corporation..............................     1,789,376
                                                                     -----------
           South Carolina - 0.79%
   50,000  American Federal Bank, FSB.............................       762,500
                                                                     -----------
           Tennessee - 1.57%
   35,000  First American Corporation of Tennessee................     1,509,376
                                                                     -----------
 Total Southern Region.............................................    9,426,866
                                                                     -----------
MIDWESTERN REGION - 15.14%
           Illinois - 2.42%
   50,000  Heritage Financial Services, Inc.......................       950,000
   30,000  Northern Trust Corporation.............................     1,380,000
                                                                     -----------
                                                                       2,330,000
                                                                     -----------
           Michigan - 4.64%
   42,000  Comerica Incorporated..................................     1,527,750
   22,526  First of America Bank Corp.............................       968,619
   36,748  First Michigan Bank Corporation........................       964,636
   26,250  Old Kent Financial Corporation.........................     1,000,782
                                                                     -----------
                                                                       4,461,787
                                                                     -----------
           Minnesota - 2.04%
   60,000  Norwest Corporation....................................     1,965,000
                                                                     -----------
           Missouri - 3.30%
   37,800  Commerce Bancshares, Inc...............................     1,493,100
   37,500  Mercantile Bancorporation Inc..........................     1,678,126
                                                                     -----------
                                                                       3,171,226
                                                                     -----------
           Ohio - 1.04%
   33,750  Charter One Financial, Inc.............................       995,626
                                                                     -----------
           Wisconsin - 1.70%
   65,000  Marshall and Ilsley Corporation........................     1,633,125
                                                                     -----------
 Total Midwestern Region...........................................   14,556,764
                                                                     -----------

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)  SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)
REGIONAL BANKS - (CONCLUDED)
WESTERN REGION - 11.25%

           Alaska - 1.19%
      750  First National Bank of Anchorage.......................   $ 1,140,000
                                                                     -----------
           California - 3.78%
   60,000  Coast Savings Financial Inc.*..........................     1,575,000
   55,000  Glendale Federal Bank, FSB*............................       907,500
   30,000  Westamerica Bancorporation.............................     1,155,000
                                                                     -----------
                                                                       3,637,500
                                                                     -----------
           Hawaii - 1.84%
   35,000  Bancorp Hawaii Inc.....................................     1,181,250
   20,000  First Hawaiian Inc. ...................................       590,000
                                                                     -----------
                                                                       1,771,250
                                                                     -----------
           Idaho - 1.04%
   25,000  West One Bancorp.......................................     1,003,125
                                                                     -----------
           Texas - 0.39%
   20,000  Benson Financial Corp..................................       375,000
                                                                     -----------
           Utah - 3.01%
   33,750  First Security Corporation.............................     1,058,907
   30,000  Zions Bancorporation...................................     1,837,500
                                                                     -----------
                                                                       2,896,407
                                                                     -----------
 Total Western Region..............................................   10,823,282
                                                                     -----------
 Total Regional Banks (cost - $29,701,746).........................   51,249,516
                                                                     -----------
 MONEY CENTER BANKS - 6.11%
   30,000  Chemical Banking Corporation...........................     1,826,250
   22,500  Citicorp...............................................     1,591,875
   26,250  Republic New York Corporation..........................     1,535,625
   15,000  The Chase Manhattan Corporation........................       916,875
                                                                     -----------
 Total Money Center Banks (cost - $2,914,472)......................    5,870,625
                                                                     -----------
 FINANCIAL SERVICES - 14.06%
   20,000  Ceridian Corporation*..................................       887,500
   50,000  Comdata Holdings Corp.*................................     1,218,750
   20,000  Federal Home Loan Mortgage Corporation.................     1,382,500
   17,000  Federal National Mortgage Association..................     1,759,500
   25,000  Finova Group Inc. .....................................     1,112,500
   25,000  First Data Corporation.................................     1,550,000
   25,000  Green Tree Financial...................................     1,525,000
   50,000  The BISYS Group, Inc.*.................................     1,275,000
   70,000  Union Acceptance Corp.*................................     1,312,500
  105,000  World Acceptance Corporation*..........................     1,496,250
                                                                     -----------
 Total Financial Services (cost - $6,757,969)......................   13,519,500
                                                                     -----------

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONCLUDED)  SEPTEMBER 30, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONCLUDED)
INSURANCE - 5.71%

   22,500  American Re Corporation................................   $   866,250
   12,500  CIGNA Corporation......................................     1,301,562
   15,750  Frontier Insurance Group, Inc. ........................       476,437
   60,000  PennCorp Financial Group, Inc. ........................     1,432,500
   40,000  Reinsurance Group of America, Incorporated.............     1,410,000
                                                                     -----------
 Total Insurance (cost - $4,526,243)...............................    5,486,749
                                                                     -----------
 Total Common Stocks (cost - $43,900,430)..........................   76,126,390
                                                                     -----------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES
 ---------                            -------------------- --------------
CONVERTIBLE BOND - 1.64%

MONEY CENTER BANK - 1.64%
  $1,500   Mitsubishi Bank (cost -
            $1,500,000)............               11/30/02          3.000%   1,575,000
                                                                           -----------
U.S. GOVERNMENT OBLIGATIONS - 17.62%
           U.S. Treasury Bills
  17,000   (cost - $16,947,965)....   10/19/95 to 10/26/95 5.090 to 5.405   16,947,965
                                                                           -----------
REPURCHASE AGREEMENT - 3.25%
   3,124   Repurchase Agreement
           dated 09/29/95, with
           Salomon Brothers, Inc.
           collateralized by
           $3,186,000 U.S.
           Treasury Notes, 5.125%
           due 04/30/98; proceeds:
           $3,125,653 (cost -
           $3,124,000).............               10/02/95          6.350    3,124,000
                                                                           -----------
 Total investments (cost -
 $65,472,395) - 101.68%.............                                        97,773,355
 Liabilities in excess of other as-
  sets - (1.68)%....................                                        (1,614,243)
                                                                           -----------
 Net assets - 100.00%...............                                       $96,159,112
                                                                           ===========

-------
* Non-income producing security



                 See accompanying notes to financial statements

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER
            STATEMENT OF ASSETS AND LIABILITIES   SEPTEMBER 30, 1995 (UNAUDITED)

Assets
Investments in securities, at value (cost - $65,472,395)...........  $97,773,355
Dividends and interest receivable..................................      151,220
Receivable for fund shares sold....................................       82,019
Other assets.......................................................       42,881
                                                                     -----------
Total assets.......................................................   98,049,475
                                                                     -----------
Liabilities
Payable for investments purchased..................................    1,500,000
Payable for fund shares repurchased................................      133,789
Payable to affiliates..............................................       95,042
Accrued expenses and other liabilities.............................      161,532
                                                                     -----------
Total liabilities..................................................    1,890,363
                                                                     -----------
Net Assets
Capital stock--$0.001 par value outstanding (300,000,000 shares
 authorized).......................................................   54,777,751
Undistributed net investment income................................    1,039,488
Accumulated net realized gains from investment transactions........    8,040,913
Net unrealized appreciation of investments.........................   32,300,960
                                                                     -----------
Net assets.........................................................  $96,159,112
                                                                     ===========
Class A:
Net assets.........................................................  $63,988,749
                                                                     -----------
Shares outstanding.................................................    2,951,365
                                                                     -----------
Net asset value and redemption value per share.....................       $21.68
                                                                          ======
Maximum offering price per share (net asset value plus sales charge
 of 4.50% of offering price).......................................       $22.70
                                                                          ======
Class B:
Net assets.........................................................  $25,339,833
                                                                     -----------
Shares outstanding.................................................    1,191,353
                                                                     -----------
Net asset value and offering price per share.......................       $21.27
                                                                          ======
Class D:
Net assets.........................................................  $ 6,830,530
                                                                     -----------
Shares outstanding.................................................      321,030
                                                                     -----------
Net asset value, offering price and redemption value per share.....       $21.28
                                                                          ======

                 See accompanying notes to financial statements

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER
            STATEMENT OF OPERATIONS
                         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

Investment Income:
Dividends.......................................................... $   769,786
Interest...........................................................     400,359
                                                                    -----------
                                                                      1,170,145
                                                                    -----------
Expenses:
Investment advisory and administration.............................     280,933
Service fees--Class A..............................................      68,950
Service and distribution fees--Class B.............................      99,983
Service and distribution fees--Class D.............................      25,552
Transfer agency and service fees...................................      42,161
Custody and accounting.............................................      34,997
Reports and notices to shareholders................................      28,961
Legal and audit....................................................      29,532
Federal and state registration.....................................      26,108
Directors' fees....................................................       6,233
Other expenses.....................................................      10,645
                                                                    -----------
                                                                        654,055
                                                                    -----------
Net investment income..............................................     516,090
                                                                    -----------
Realized and unrealized gains from investment activities:
Net realized gains from investment transactions....................   5,120,503
Net change in unrealized appreciation/depreciation of investments..  13,294,949
                                                                    -----------
Net realized and unrealized gains from investment activities.......  18,415,452
                                                                    -----------
Net increase in net assets resulting from operations............... $18,931,542
                                                                    ===========



                 See accompanying notes to financial statements

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE
                                                SIX MONTHS ENDED     FOR THE
                                               SEPTEMBER 30, 1995   YEAR ENDED
                                                  (UNAUDITED)     MARCH 31, 1995
                                               ------------------ --------------
From operations:
Net investment income........................     $   516,090      $    820,652
Net realized gains from investment
 transactions................................       5,120,503         5,705,424
Net change in unrealized
 appreciation/depreciation of investments....      13,294,949          (603,893)
                                                  -----------      ------------
Net increase in net assets resulting from
 operations..................................      18,931,542         5,922,183
                                                  -----------      ------------
Dividends and distributions to shareholders
 from:
Net investment income--Class A...............             --           (370,765)
Net investment income--Class B...............             --            (28,954)
Net investment income--Class D...............             --             (6,039)
Net realized gains from investment
 transactions--Class A.......................             --         (3,489,874)
Net realized gains from investment
 transactions--Class B.......................             --         (1,065,578)
Net realized gains from investment
 transactions--Class D.......................             --           (365,811)
                                                  -----------      ------------
Total dividends and distributions to
 shareholders................................             --         (5,327,021)
                                                  -----------      ------------
From capital stock transactions:
Net proceeds from the sale of shares.........      15,618,919        38,743,085
Cost of shares repurchased...................      (8,214,747)      (37,610,660)
Proceeds from dividends reinvested...........             --          4,176,675
                                                  -----------      ------------
Net increase in net assets from capital stock
 transactions................................       7,404,172         5,309,100
                                                  -----------      ------------
Net increase in net assets...................      26,335,714         5,904,262
Net Assets:
Beginning of period..........................      69,823,398        63,919,136
                                                  -----------      ------------
End of period (including undistributed net
 investment income of
 $1,039,488 and $523,398, respectively)......     $96,159,112      $ 69,823,398
                                                  ===========      ============



                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
   PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Regional Financial Growth Fund Inc. (the "Fund") was incorporated in the state of Maryland on February 13, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

The Fund offers Class A, Class B and Class D shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service/distribution charges and transfer agency expenses. In addition, Class B shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its service/distribution plan. Effective November 10, 1995, the Fund began using industry standardized nomenclature and Class D shares were renamed Class C shares.

Valuation of Investments - Securities which are listed on U.S. exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an affiliate and wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the National Association of Securities Dealers Quotation System ("NASDAQ") are valued at the last trade price on NASDAQ prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

The Fund follows an investment policy of investing primarily in equity securities of regional banks and thrift institutions. Economic changes affecting that industry, or the various regions within which it invests, may affect the market value of the Fund's investments.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

 NOTES TO FINANCIAL STATEMENTS            (CONTINUED)
   PAINEWEBBER

realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

Federal Tax Status - The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has entered into an Investment Advisory and Administrative Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. At September 30, 1995, the Fund owed Mitchell Hutchins $54,296 in investment advisory and administration fees.

 NOTES TO FINANCIAL STATEMENTS            (CONTINUED)
   PAINEWEBBER

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitations applicable to the fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended September 30, 1995, no reimbursements were required pursuant to the above limitations.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service/distribution pertaining to the Class A, Class B and Class D shares, each class of shares of the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class D shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class D shares. At September 30, 1995, the Fund owed Mitchell Hutchins $38,544 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid upon certain redemptions of Class B shares. Mitchell Hutchins has informed the Fund that for the six months ended September 30, 1995, it earned the following amounts in sales charges:

Initial sales charges - Class A........................................ $25,784
Contingent deferred sales charges - Class B............................ $38,226

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services during the six months ended September 30, 1995, PaineWebber earned $12,088. At September 30, 1995, PaineWebber was owed $2,202 by the Fund for transfer agency service fees.

INVESTMENT IN SECURITIES

For federal income tax purposes, the cost of securities owned at September 30, 1995, was substantially the same as the cost of securities for financial statement purposes.

 NOTES TO FINANCIAL STATEMENTS            (CONCLUDED)
   PAINEWEBBER

           At September 30, 1995 the components of net unrealized appreciation of investments were as follows:

        Gross appreciation (investments having an excess of value
         over cost)............................................... $32,350,960
        Gross depreciation (investments having an excess of cost
         over value)..............................................     (50,000)
                                                                   -----------
        Net unrealized appreciation of investments................ $32,300,960
                                                                   ===========

           For the six months ended September 30, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $15,742,718 and $14,600,023, respectively.

           CAPITAL STOCK
           There were 300 million shares of $0.001 par value common stock authorized. Transactions in common stock were as follows:

                                 CLASS A                CLASS B                 CLASS D
                          ----------------------  ---------------------  -----------------------
                           SHARES      AMOUNT      SHARES     AMOUNT       SHARES      AMOUNT
                          --------  ------------  --------  -----------  ----------  -----------
SIX MONTHS ENDED SEPTEM-
 BER 30, 1995:
Shares sold.............   291,204  $  5,773,057   384,329  $ 7,446,127     121,804  $ 2,399,735
Shares repurchased......  (232,431)   (4,424,544) (152,875)  (2,883,278)    (47,585)    (906,925)
Shares converted from
 Class B to Class A.....    11,457       225,321   (11,657)    (225,321)        --           --
                          --------  ------------  --------  -----------  ----------  -----------
Net increase............    70,230  $  1,573,834   219,797  $ 4,337,528      74,219  $ 1,492,810
                          ========  ============  ========  ===========  ==========  ===========
YEAR ENDED MARCH 31,
 1995:
Shares sold.............   508,824  $  9,068,374   709,241  $12,410,410   1,002,718  $17,264,301
Shares repurchased......  (682,798)  (11,909,882) (459,550)  (7,887,316) (1,037,124) (17,813,462)
Shares converted from
 Class B to Class A.....    31,172       533,063   (31,586)    (533,063)        --           --
Dividends reinvested....   185,598     2,889,768    64,096      985,110      19,623      301,797
                          --------  ------------  --------  -----------  ----------  -----------
Net increase (decrease).    42,796  $    581,323   282,201  $ 4,975,141     (14,783) $  (247,364)
                          ========  ============  ========  ===========  ==========  ===========

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                                       13

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          ---------------------------------------------------------------
                             FOR THE
                           SIX MONTHS
                              ENDED
                          SEPTEMBER 30,      FOR THE YEAR ENDED MARCH 31,
                              1995      --------------------------------------------
                           (UNAUDITED)   1995     1994      1993     1992     1991
                          -------------  ----     ----      ----     ----     ----
Net asset value,
beginning of period.....      $17.11     $16.92   $19.45    $13.36   $ 9.50    $8.63
                              ------     ------   ------    ------   ------    -----
Net investment income
(loss)..................        0.14       0.25     0.15      0.10     0.15     0.25
Net realized and
unrealized gains
(losses) from investment
transactions............        4.43       1.34    (0.76)     6.01     3.92     0.86

                              ------     ------   ------    ------   ------    -----
Total increase/decrease
from investment
operations..............        4.57       1.59    (0.61)     6.11     4.07     1.11

                              ------     ------   ------    ------   ------    -----
Dividends from
investment income.......         --       (0.13)   (0.08)    (0.02)   (0.21)   (0.24)
Distributions from
realized gains on
investments.............         --       (1.27)   (1.84)      --       --       --

                              ------     ------   ------    ------   ------    -----
Total dividends and
distributions...........         --       (1.40)   (1.92)    (0.02)   (0.21)   (0.24)

                              ------     ------   ------    ------    -----    -----
Net asset value, end of
period..................      $21.68     $17.11   $16.92    $19.45   $13.36    $9.50
                              ======     ======   ======    ======   ======    =====
Total investment
return(1)...............       26.71%     10.22%   (3.14)%   46.79%   42.23%   13.33%
                              ======     ======   ======    ======   ======    =====
Ratios/Supplemental
Data:
Net assets, end of
period (000's)..........     $63,989    $49,295  $48,032   $61,645  $44,867  $43,131
Expenses to average net
assets..................        1.40%*     1.45%    1.44%     1.87%    1.72%    1.67%
Net investment income
(loss) to average net
assets..................        1.53%*     1.40%    0.76%     0.60%    1.32%    2.56%
Portfolio turnover......          22%        14%      22%       28%      31%      19%
---------------------

* Annualized
+ Commencement of offering of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges: results for Class A and Class B shares would be lower if sales charges were included. Total investment return information for periods less than one year is not annualized.

 REGIONAL FINANCIAL GROWTH FUND INC.
   PAINEWEBBER




                       CLASS B                                                  CLASS D
------------------------------------------------------------ -------------------------------------------------
   FOR THE                                                      FOR THE
 SIX MONTHS                                                   SIX MONTHS
    ENDED           FOR THE YEAR                                 ENDED      FOR THE YEAR
SEPTEMBER 30,      ENDED MARCH 31,           FOR THE PERIOD  SEPTEMBER 30, ENDED MARCH 31,     FOR THE PERIOD
    1995       --------------------------   JULY 1, 1991+ TO     1995      ----------------   JULY 2, 1992+ TO
 (UNAUDITED)    1995     1994      1993      MARCH 31, 1992   (UNAUDITED)   1995     1994      MARCH 31, 1993
-------------  -------  -------   -------   ---------------- ------------- -------  -------   ----------------
    $16.85      $16.71   $19.34    $13.36        $10.24         $16.86      $16.71   $19.34        $14.61

    ------      ------   ------    ------        ------         ------      ------   ------        ------
      0.05        0.11     0.02     (0.01)          --            0.05        0.11     0.01           --
      4.37        1.33    (0.75)     5.99          3.18           4.37        1.33    (0.73)         4.77

    ------      ------   ------    ------        ------         ------      ------   ------        ------
      4.42        1.44    (0.73)     5.98          3.18           4.42        1.44    (0.72)         4.77

    ------      ------   ------    ------        ------          -----      ------   ------        ------
       --        (0.03)   (0.06)      --          (0.06)           --        (0.02)   (0.07)        (0.04)
       --        (1.27)   (1.84)      --            --             --        (1.27)   (1.84)          --

    ------      ------   ------    ------        ------         ------      ------   ------        ------
       --        (1.30)   (1.90)      --          (0.06)           --        (1.29)   (1.91)        (0.04)

    ------      ------   ------    ------        ------         ------      ------   ------        ------
    $21.27      $16.85   $16.71    $19.34        $13.36         $21.28      $16.86   $16.71        $19.34
    ======      ======   ======    ======        ======         ======      ======   ======        ======
     26.23%       9.37%   (3.83)%   44.76%        31.16%         26.22%       9.34%   (3.76)%       32.66%

    ======      ======   ======    ======        ======         ======      ======   ======        ======
   $25,340     $16,368  $11,517   $10,364        $  765         $6,831      $4,160  $ 4,370        $4,636
      2.14%*      2.22%    2.16%     2.45%         2.72%*         2.17%*      2.23%    2.17%         2.36%*
      0.76%*      0.67%    0.05%    (0.03)%        0.14%*         0.73%*      0.61%    0.03%         0.01%*
        22%         14%      22%       28%           31%            22%         14%      22%           28%

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